Stock Based Compensation - Summary of the Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Option Shares, Beginning Balance	21,863,368	13,933,956
Number of Option Shares, Granted	6,492,540	9,875,293
Number of Option Shares, Exercised	(3,378,782)	(1,726,471)
Number of Option Shares, Cancelled/ Forfeited	(2,843,916)	(219,410)
Number of Option Shares, Ending Balance	22,133,210	21,863,368	13,933,956
Number of Option Shares, Exercisable	8,726,504
Number of Option Shares, Exercisable and expected to vest	22,133,210
Weighted Average Exercise Price, Beginning Balance	$ 0.34	$ 0.13
Weighted Average Exercise Price, Granted	2.39	0.61
Weighted Average Exercise Price, Exercised	1.62	0.17
Weighted Average Exercise Price, Cancelled/ Forfeited	1.19	0.13
Weighted Average Exercise Price, Ending Balance	0.64	$ 0.34	$ 0.13
Weighted Average Exercise Price, Exercisable	0.29
Weighted Average Exercise Price, Exercisable and expected to vest	$ 0.64
Weighted-average Remaining Contractual Term, Outstanding	7 years 10 months 2 days	8 years 8 months 1 day	8 years 9 months 18 days
Weighted-average Remaining Contractual Term, Exercisable	7 years 3 months 7 days
Weighted-average Remaining Contractual Term, Exercisable and expected to vest	7 years 10 months 2 days
Aggregate Intrinsic Value, Outstanding	$ 377,580	$ 44,800	$ 5,000
Aggregate Intrinsic Value, Exercisable	151,910
Aggregate Intrinsic Value, Exercisable and expected to vest	$ 377,580